Total
MML Managed Volatility Fund
MML Managed Volatility Fund
INVESTMENT OBJECTIVE
This Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Managed Volatility Fund	Initial Class	Service Class
Management Fees	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	1.08%	1.33%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Managed Volatility Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	110	343	595	1,317
Service Class	135	421	729	1,601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of February 28, 2023, the market capitalization range of companies included in the Index was $3.40 billion to $2.33 trillion. Writing index call options provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund’s subadviser, Gateway Investment Advisers, LLC (“Gateway”), may reduce the Fund’s holdings of put options, resulting in an increased exposure to a market decline. Use of index options, a type of derivative, by the Fund may have the effect of creating investment leverage, although the Fund does not use index options for the purpose of creating
*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

investment leverage. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options, and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments with the potential to reduce volatility by exposing investors to less risk than other equity investments.
Equity securities purchased by the Fund may include U.S. exchange-listed common stocks and interests in real estate investment trusts (“REITs”). The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. By writing index call options and purchasing index put options in addition to investing in equity securities, Gateway intends for the Fund’s volatility to be closer to intermediate- to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments. With its core investment in equities, Gateway expects the Fund to be less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income investments and “hybrid investments” (blends of equity and short-term fixed income), although Gateway expects the Fund to generally have lower long-term returns than a fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.
The Fund continuously writes index call options, typically on the Index, on the approximate full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.
The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. Assuming the Fund holds a purchased put option until expiration, the Fund will make money on it if the underlying index has fallen below the strike price of the option at the expiration date by an amount greater than the premium the Fund originally paid for the option (and any related transaction costs). The Fund will lose money on an index put option purchased by it if the underlying index has not fallen below the option’s strike price by an amount greater than the premium the Fund paid for the option (and any related transaction costs).

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison to the returns of fixed income investments (Bloomberg
U.S. Aggregate Bond Index). The Fund’s name, investment objective, and investment strategy changed on April 29, 2013. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	1Q ’13,	10.48%	Lowest Quarter:	1Q ’20,	-9.74%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML Managed Volatility Fund	1 Year	5 Years	10 Years
Initial Class	(12.05%)	2.22%	4.81%
Service Class	(12.27%)	1.97%	4.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(7.69%)	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(9.72%)	0.02%	1.06%